Disposals and impairment	12 Months Ended
Dec. 31, 2019
Impairment Of Assets [Abstract]
Disposals and impairment
Disposals and impairment
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2019	2018	2017
Gains on sale of businesses and fixed assets
Upstream	143	437	526
Downstream	50	15	674
Other businesses and corporate	—	4	10
	193	456	1,210

			$ million
	2019	2018	2017
Losses on sale of businesses and fixed assets
Upstream	415	707	127
Downstream	57	59	88
Other businesses and corporate	887	11	—
	1,359	777	215
Impairment losses
Upstream	6,752	400	1,138
Downstream	65	12	69
Other businesses and corporate	30	254	32
	6,847	666	1,239
Impairment reversals
Upstream	(131)	(580)	(176)
Downstream	—	(2)	(62)
Other businesses and corporate	—	(1)	—
	(131)	(583)	(238)
Impairment and losses on sale of businesses and fixed assets	8,075	860	1,216

Disposals
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2019	2018	2017
Proceeds from disposals of fixed assets	500	940	2,936
Proceeds from disposals of businesses, net of cash disposed	1,701	1,911	478
	2,201	2,851	3,414
By business
Upstream	2,048	2,145	1,183
Downstream	152	120	2,078
Other businesses and corporate	1	586	153
	2,201	2,851	3,414

At 31 December 2019, deferred consideration relating to disposals amounted to $159 million receivable within one year (2018 $35 million and 2017 $259 million) and $125 million receivable after one year (2018 $304 million and 2017 $268 million). In addition, contingent consideration receivable relating to disposals amounted to $598 million at 31 December 2019 (2018 $893 million and 2017 $237 million). These amounts of contingent consideration are reported within Other investments on the group balance sheet - see Note 18 for further information.
Upstream
In 2019, losses included $191 million fair value movements in relation to contingent consideration arising from the prior period disposal of the Bruce, Keith and Devenick assets and $171 million in relation to severance costs associated with the divestment of our Alaskan business.
In 2018, gains principally resulted from the disposal of interests in the Bruce, Keith and Rhum fields in the UK North Sea, from the disposal of certain properties in the US, and from adjustments to disposals in prior periods. Losses included $335 million resulting from the disposal of our interest in the Magnus field and associated assets in the UK North Sea, $221 million from the disposal of our interest in the Greater Kuparuk Area in the US (see Note 3 for further information), and adjustments to disposals in prior periods.
In 2017, gains principally resulted from the disposal of a portion of our interest in the Perdido offshore hub in the US, and further gains associated with disposals in the UK.
Downstream
In 2017, gains principally resulted from the disposal of our interest in the SECCO joint venture and the disposal of certain midstream assets in Europe.
4. Disposals and impairment – continued
Other businesses and corporate
In 2019 losses on disposal of businesses and fixed assets were principally in respect of the reclassification of accumulated foreign exchange losses from reserves to the income statement upon the contribution of our Brazilian biofuels business to a new 50:50 joint venture BP Bunge Bioenergia.
In 2018 proceeds from disposals were principally in respect of life insurance policies in the US and wind farms within our US wind business.
Summarized financial information relating to the sale of businesses is shown in the table below.
The principal transaction categorized as a business disposal in 2019 was the sale of our interests in the Gulf of Suez oil concessions in Egypt.
The principal transaction categorized as a business disposal in 2018 was the disposal of our interest in the Greater Kuparuk Area in the US - see Note 3 for further information.
The principal transaction categorized as a business disposal in 2017 was the disposal of our interest in the Forties Pipeline System in the North Sea.

			$ million
	2019	2018	2017
Non-current assets	1,653	3,274	735
Current assets	507	173	57
Non-current liabilities	(257)	(250)	(173)
Current liabilities	(108)	(97)	(86)
Total carrying amount of net assets disposed	1,795	3,100	533
Recycling of foreign exchange on disposal	880	—	—
Costs on disposal	190	3	3
	2,865	3,103	536
Gains (losses) on sale of businesses	(1,190)	(221)	44
Total consideration	1,675	2,882	580
Non-cash consideration	(938)	(282)	(216)
Consideration received (receivable)[a]	964	(689)	114
Proceeds from the sale of businesses, net of cash disposed[b]	1,701	1,911	478
[a] $633 million relates to deposits received in advance of the disposal of our Alaska business and certain assets in our BPX business
[b] Proceeds are stated net of cash and cash equivalents disposed of $30 million (2018 $15 million and 2017 $25 million).
Impairments
Impairment losses and impairment reversals in each segment are described below. For information on significant estimates and judgements made in relation to impairments see Impairment of property, plant and equipment, intangibles and goodwill within Note 1. See also Note 12, and Note 15 for further information on impairments by asset category.
Upstream
Impairment losses and reversals in all years relate primarily to producing and midstream assets.
The 2019 impairment losses of $6,752 million related to various assets, with the most significant charges arising in the US. Impairment losses arose primarily as a result of the decision to dispose of certain assets, including $4,703 million in relation to completed and expected disposals in BPX Energy and $1,264 million relating to the expected disposal of our Alaskan business; of these amounts $355 million primarily relates to impairment of associated goodwill.
The 2018 impairment losses of $400 million related to a number of different assets, with the most significant charges arising in Australia and the US. Impairment losses arose primarily as a result of changes to project activity, asset obsolescence and the decision to dispose of certain assets. The 2018 impairment reversals of $580 million related to a number of different assets, with the most significant reversals arising in the North Sea and Angola following a change to decommissioning cost estimates.
The 2017 impairment losses of $1,138 million related to a number of different assets, with the most significant charges arising in BPX Energy (previously known as the US Lower 48 business) and the North Sea. Impairment losses within Upstream arose primarily as a result of changes in reserves estimates and the decision to dispose of certain assets, including the Forties Pipeline System business.
The 2017 impairment reversals of $176 million related to a number of different assets, with the most significant reversals arising in the North Sea.
Downstream
Impairment losses totalling $65 million, $12 million, and $69 million were recognized in 2019, 2018 and 2017 respectively.
Other businesses and corporate
Impairment losses totalling $30 million, $254 million, and $32 million were recognized in 2019, 2018 and 2017 respectively. The amount for 2018 is in respect of assets within our US wind business in advance of their disposal in December 2018.